Summary of Significant Accounting Policies - Change in Capital Structure (Details)		12 Months Ended
	Mar. 24, 2025	Dec. 31, 2024
Nature of Operations, Background, and Basis of Presentation [Abstract].
Reverse stock split ratio	0.10	0.1